Advances to suppliers	6 Months Ended
Jun. 30, 2023
Advances to suppliers
Advances to suppliers

Note 6 – Advances to Suppliers

Advances to Suppliers consisted of the following:

	June 30,	December 31,
	2023	2022
Advances to suppliers	$544,996	$1,357,625
Allowance for doubtful accounts	(48,697)	(65,627)
Advances to suppliers, net	$496,299	$1,291,998

The movement of allowance for doubtful accounts are as follows:

	June 30,	December 31,
	2023	2022
Balance at beginning of period	$65,627	$38,746
Change of allowance for doubtful accounts	(14,353)	49,038
Write off	-	(18,030)
Translation adjustments	(2,577)	(4,127)
Balance at end of period	$48,697	$65,627